Schedule I - Condensed Financial Information of Dryships Inc. - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Proceeds From Dividends Received	$ 29,755	$ 44,631
Loan reclassified as current	218,185
Credit facilities dated March 31, 2006 and October 21, 2015
Maximum borrowing capacity	121,572
Loan reclassified as current	121,572
Revolving Credit Facility
Maximum borrowing capacity	60,000
Dryships Inc.
Proceeds From Dividends Received	$ 29,755	$ 44,631	$ 0